MAINLAND CHINA CONTRIBUTION PLAN (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
MAINLAND CHINA CONTRIBUTION PLAN
Total provisions for employee benefits	¥ 104,650	¥ 64,734	¥ 63,799